SEGMENT INFORMATION - Geographic Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($) customer
Segment Information
Revenue	$ 79,919	$ 81,741	$ 92,793
Net property, plant and equipment	10,830	10,727
Plant and other property
Segment Information
Net property, plant and equipment	$ 10,308	$ 10,176	$ 10,078
Revenue | Major Client
Segment Information
Number of clients representing 10% or more of the company's total revenue | customer	0	0	0
U.S. | Revenue | Geographic Information
Segment Information
Revenue	$ 30,194	$ 30,514	$ 32,021
U.S. | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Plant and Other Property - Net | Geographic Information | Plant and other property
Segment Information
Net property, plant and equipment	$ 4,701	$ 4,644	$ 4,388
Japan | Revenue | Geographic Information
Segment Information
Revenue	$ 8,339	7,544	8,382
Japan | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%
Other Countries | Revenue | Geographic Information
Segment Information
Revenue	$ 41,386	43,683	52,390
Non-U.S. | Plant and Other Property - Net | Geographic Information | Plant and other property
Segment Information
Net property, plant and equipment	$ 5,607	$ 5,532	$ 5,690